Ordinary Shares and Treasury Stock	12 Months Ended
Jun. 30, 2025
Ordinary Shares and Treasury Stock [Abstract]
Ordinary shares and treasury stock
20	Ordinary shares and treasury stock

On February 9, 2022, the Company was incorporated in the Cayman Islands with an authorized share capital of US$50,000, divided into 500,000,000 shares with a par value of US$0.0001 each.

On January 27, 2023, the Company completed the IPO. Immediately prior to the completion of the IPO, the Company’s authorized share capital was changed into US$70,000 consisting of 700,000,000 shares, divided into: (i) 430,000,000 Class A ordinary shares of a par value of US$0.0001 each, (ii) 70,000,000 Class B ordinary shares of a par value of US$0.0001 each, and (iii) 200,000,000 shares of a par value of US$0.0001 each of such class or classes (however designated) as the board of directors may determine in accordance with the Company’s post-offering memorandum and articles of association. Immediately prior to the completion of the IPO, all of the Company’s issued and outstanding preferred shares and ordinary shares were converted into, and re-designated and re-classified, as Class A ordinary shares on a one-for-one basis, except that the 49,859,049 shares beneficially owned by Mr. Peng Li continue to be Class B ordinary shares. Holders of Class A and Class B ordinary shares have the same rights, preferences, privileges and restrictions except for voting rights and conversion rights, whereby each Class A ordinary share shall be entitled to one vote on all matters subject to the vote at general meetings of the Company and each Class B ordinary share shall be entitled to ten votes on all matters subject to the vote at general meetings of the Company.

During the IPO, the Company issued a total of 3,250,000 ADSs, with one ADSs representing three Class A ordinary share of the Company with par value of US$0.0001 per share. The Company received a total of approximately US$ 37,172 of net proceeds after deducting the underwriter commissions.

On February 16, 2023, the underwriters exercised their option to purchase 127,396 additional ADSs and the Company received a total of approximately US$1,457 of net proceeds after deducting the underwriter commissions.

During the year ended June 30, 2024, 9 Class A ordinary shares were cancelled as fractional shares in connection with ADS conversion.

During the year ended June 30, 2024, 3,835,647 Class A ordinary shares were issued and reserved for future issuance upon exercise of share options, which were recorded as treasury stock on the consolidated balance sheets.

In June 2023, the Board of Directors of the Group authorized a share repurchase program (“2023 share repurchase program”) to repurchase up to US$20,000 worth of its own American depositary shares (“ADSs”) over the following 12 months. In June 2024, the Board of Directors of the Group authorized another share repurchase program (“2024 share repurchase program”) to repurchase up to US$20,000 worth of its own ADSs over the following 12 months. In June 2025, the Board of Directors of the Group authorized another share repurchase program (“2025 share repurchase program”) to repurchase up to US$20,000 worth of its own ADSs for a purchase period beginning from June 11, 2025 and ending on June 30, 2026. The share repurchases may be made in accordance with applicable laws and regulations through open market transactions, privately negotiated transactions or other legally permissible means as determined by the management.

As of June 30, 2025, the Group had repurchased an aggregate of 14,862,786 Class A ordinary shares under the aforementioned share repurchase programs, at an average price of US$ 3.9 per ADS, or US$1.3 per share for a total consideration US$19,105 (including commission to broker).

During the year ended June 30, 2024 and 2025, 4,681,353 and 7,622,283 Class A ordinary shares repurchased by the Company were transferred from the Company to the ESOP Platform and reserved for future issuance upon the exercise of share options.

The Company accounts for the repurchased ordinary shares under the cost method and includes such treasury stock as a component of the shareholders’ equity.

As of June 30, 2025, 13,218,306 Class A ordinary shares have been re-issued from the treasury stock upon exercise of share options.